Selected Statements of Operations Data	12 Months Ended
Dec. 31, 2025
Quarterly Financial Data [Abstract]
Selected Statements of Operations Data
Note 19 - Selected Statements of Operations Data

A.          Restructuring and related charges

During 2025 and 2024, the Company approved cost reduction and re-organization plans that included, among other things, downsizing the Company’s number of employees (the “Restructuring Plans”).

The Company recorded contractual and termination severance pay and other related costs for the impacted employees.

The liabilities related to the restructuring plans as of December 31, 2025, and 2024 amounted to $178 thousand, and $0 thousand, respectively.

The Company does not expect to incur additional costs related to the 2025 and 2024 Restructuring plans.

B.          Financial and other expenses, net

	Year ended December 31,
	2025	2024	2023
	$ thousands	$ thousands	$ thousands
Financial income:
Interest on deposits	246	143	93
Foreign currency translation differences and derivatives	3,254	566	3,296
Non-cash revaluation income associated with business combination	1,995	-	-

Total financial income	5,495	709	3,389
Financial expenses:
Bank charges, interest on loans and factoring fees	(5,034)	(5,974)	(7,538)
Foreign currency translation differences and derivatives	(6,816)	(4,082)	(4,049)
Non-cash revaluation expenses associated with business combination	-	(1,703)	(110)
Others	(183)	(424)	(160)

Total financial expenses	(12,033)	(12,183)	(11,857)

Financial and other expenses, net	(6,538)	(11,474)	(8,468)

C.          Net Income (loss) per share

The following table sets forth the computation of basic and diluted net earnings per share:

	Year ended December 31,
	2025	2024	2023
	$ thousands	$ thousands	$ thousands
Numerator:
Numerator for basic and diluted net income (loss) per share – income (loss) available to shareholders of Ordinary shares	(2,090)	24,063	6,220

Denominator:
Denominator for basic net income (loss) per share – adjusted weighted average number of Ordinary shares	89,787,286	86,191,178	84,617,774
Add – employee stock options and RSU	-	2,268,824	864,852

Denominator for diluted net income (loss) per share – adjusted weighted average number of Ordinary shares	89,787,286	88,460,001	85,482,626